CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Reserve of remeasurements of defined benefit plans [member]	Reserve of share-based payments [member]	Other Sundry Reserves [Member]	Other reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	$ 3,149,564	$ (178)	$ (2,086,555)	$ 1,506	$ (12,900)	$ 38,538	$ 2,640,281	$ 580,870	$ 366,404	$ 4,096,660	$ 88,644	$ 4,185,304
Increase (decrease) by application of new accounting standards			215,299					215,299	(460,173)	(244,874)	(771)	(245,645)
Initial balance Restated	3,149,564	(178)	(1,871,256)	1,506	(12,900)	38,538	2,640,281	796,169	(93,769)	3,851,786	87,873	3,939,659
Net income for the year									108,896	108,896	45,491	154,386
Other comprehensive income			(54,458)	16,634	1,974			(35,850)		(35,850)	(2,515)	(38,365)
Total comprehensive income / (loss)			(54,458)	16,634	1,974			(35,850)	108,896	73,046	42,976	116,022
Dividends									(46,591)	(46,591)		(46,591)
Increase (decrease) through transfers and other changes, equity	(3,299)					943	(501)	442		(2,857)	(40,392)	(43,249)
Total transactions with shareholders	(3,299)					943	(501)	442	(46,591)	(49,448)	(40,392)	(89,840)
Balance at Dec. 31, 2017	3,146,265	(178)	(1,925,714)	18,140	(10,926)	39,481	2,639,780	760,761	(31,464)	3,875,384	90,457	3,956,293
Increase (decrease) by application of new accounting standards									(9,548)	(9,548)		(9,548)
Initial balance Restated	3,146,265	(178)	(1,925,714)	18,140	(10,926)	39,481	2,639,780	760,761	(41,012)	3,865,836	90,457	3,956,293
Net income for the year									309,811	309,811	31,975	341,786
Other comprehensive income			(730,930)	(27,473)	(4,252)			(762,655)		(762,655)	(13,180)	(775,835)
Total comprehensive income / (loss)			(730,930)	(27,473)	(4,252)			(762,655)	309,811	(452,844)	18,795	(434,049)
Dividends									(54,580)	(54,580)		(54,580)
Increase (decrease) through transfers and other changes, equity						(1,607)	(864)	(2,471)	4,752	2,281	(29,344)	(27,063)
Total transactions with shareholders						(1,607)	(864)	(2,471)	(49,828)	(52,299)	(29,344)	(81,643)
Balance at Dec. 31, 2018	3,146,265	(178)	(2,656,644)	(9,333)	(15,178)	37,874	2,638,916	(4,365)	218,971	3,360,693	79,908	3,440,601
Increase (decrease) by application of new accounting standards
Net income for the year									190,430	190,430	5,183	195,613
Other comprehensive income			(233,643)	66,225	(7,762)			(175,180)		(175,180)	(8,584)	(183,764)
Total comprehensive income / (loss)			(233,643)	66,225	(7,762)			(175,180)	190,430	15,250	(3,401)	11,849
Dividends									(57,129)	(57,129)		(57,129)
Increase (decrease) through transfers and other changes, equity						(1,585)	(186,447)	(188,032)		(188,032)	(78,112)	(266,144)
Total transactions with shareholders						(1,585)	(186,447)	(188,032)	(57,129)	(245,161)	(78,112)	(323,273)
Balance at Dec. 31, 2019	$ 3,146,265	$ (178)	$ (2,890,287)	$ 56,892	$ (22,940)	$ 36,289	$ 2,452,469	$ (367,577)	$ 352,272	$ 3,130,782	$ (1,605)	$ 3,129,177